Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000027972 | 39099739Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027972 | 39099732Halma PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027972 | 39099722Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027972 | 39099705AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027972 | 39099703Danone SA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027972 | 39099728Prysmian SpA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027972 | 39099736Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027972 | 39099709Erste Group Bank AG
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027972 | 39099724STERIS PLC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027972 | 39099730Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027972 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027972 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027972 | USD
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000027972 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027972 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000027972 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000027972 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000027972 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000027972 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027972 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027972 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027972 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027972 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027972 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027972 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027972 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027972 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000027972 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000027972 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000027972 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000027972 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000027972 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000027972 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000027972 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000027972 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027972 | France
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000027972 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027972 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027972 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027975 | 39099739Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027975 | 39099732Halma PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027975 | 39099722Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027975 | 39099705AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027975 | 39099703Danone SA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027975 | 39099728Prysmian SpA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027975 | 39099736Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027975 | 39099709Erste Group Bank AG
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027975 | 39099724STERIS PLC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027975 | 39099730Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027975 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027975 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027975 | USD
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000027975 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027975 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000027975 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000027975 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000027975 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000027975 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027975 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027975 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027975 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027975 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027975 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027975 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027975 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027975 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000027975 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000027975 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000027975 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000027975 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000027975 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000027975 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000027975 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000027975 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027975 | France
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000027975 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027975 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027975 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027974 | 39099739Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027974 | 39099732Halma PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027974 | 39099722Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027974 | 39099705AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027974 | 39099703Danone SA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027974 | 39099728Prysmian SpA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027974 | 39099736Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027974 | 39099709Erste Group Bank AG
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027974 | 39099724STERIS PLC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027974 | 39099730Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027974 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027974 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027974 | USD
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000027974 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027974 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000027974 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000027974 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000027974 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000027974 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027974 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027974 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027974 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027974 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027974 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027974 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027974 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027974 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000027974 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000027974 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000027974 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000027974 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000027974 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000027974 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000027974 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000027974 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027974 | France
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000027974 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027974 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027974 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027978 | 39099739Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027978 | 39099732Halma PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027978 | 39099722Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027978 | 39099705AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027978 | 39099703Danone SA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027978 | 39099728Prysmian SpA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027978 | 39099736Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027978 | 39099709Erste Group Bank AG
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027978 | 39099724STERIS PLC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027978 | 39099730Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027978 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027978 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027978 | USD
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000027978 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027978 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000027978 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000027978 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000027978 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000027978 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027978 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027978 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027978 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027978 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027978 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027978 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027978 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027978 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000027978 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000027978 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000027978 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000027978 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000027978 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000027978 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000027978 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000027978 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027978 | France
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000027978 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027978 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027978 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230902 | 39099739Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230902 | 39099732Halma PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230902 | 39099722Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230902 | 39099705AIA Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230902 | 39099703Danone SA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230902 | 39099728Prysmian SpA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230902 | 39099736Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230902 | 39099709Erste Group Bank AG
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230902 | 39099724STERIS PLC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230902 | 39099730Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230902 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230902 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230902 | USD
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000230902 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230902 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000230902 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000230902 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000230902 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000230902 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230902 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230902 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230902 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000230902 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000230902 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000230902 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000230902 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230902 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000230902 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000230902 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000230902 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000230902 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000230902 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000230902 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230902 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000230902 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230902 | France
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230902 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230902 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230902 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.50%